Shareholder Report, Average Annual Return (Details) 193117_Leverage Shares 2X Long TSM Daily ETF_TF_TSR Annual {TF}	10 Months Ended	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Leverage Shares 2X Long TSM Daily ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Leverage Shares 2X Long TSM Daily ETF NAV
Average Annual Return, Percent	77.54%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	18.38%